Deferred tax assets and liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings retained for reinvestment	$ 9,000,000,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	9,000,000,000		$ 9,000,000,000
Capital loss carryforwards for which no deferred tax assets were recognized	103,000,000		0
Tax loss carryforwards capitalized	1,047,000,000		921,000,000
Tax loss carryforwards expiring in five years	2,000,000
Expiring in greater than five years or with indefinite carryforward period	1,045,000,000
Amount with indefinite carryforward period	677,000,000
Expiring in 6 to 20 years	368,000,000
Tax loss carryforwards expired in period	$ 0	$ 0	$ 0
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		$ 304,000,000